Related Party Transactions (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accrued salaries	$ 1,173	$ 134,152	$ 50,228
Due to officers	343,759	222,492	17,485
Officer Ralph Hofmeier [Member]
Related Party Transaction [Line Items]
Unsecured advances due to officer		56,400	0
Accrued salaries		86,265	17,485
Due to officers		142,665	17,485
Officer Irma Velazquez [Member]
Related Party Transaction [Line Items]
Unsecured advances due to officer		10,393	0
Accrued salaries		69,434	0
Due to officers		79,827	$ 0
Ralph Hofmeier [Member]
Related Party Transaction [Line Items]
Unsecured advances due to officer	19,840	56,400
Accrued salaries	167,639	86,265
Due to officers	187,479	142,665
Irma Velazquez [Member]
Related Party Transaction [Line Items]
Unsecured advances due to officer	12,153	10,393
Accrued salaries	144,127	69,434
Due to officers	$ 156,280	$ 79,827